UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 92.8%
	Aerospace & Defense 0.3%
$225	Bombardier, Inc. (Canada) (a)	7.500%	03/15/18	$235,688
455	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	477,750

				713,438

	Automotive 0.7%
300	DaimlerChrysler NA Holding LLC	8.500	01/18/31	367,239
760	Harley-Davidson Funding Corp., Ser C (a)	6.800	06/15/18	759,993
385	Nissan Motor Acceptance (a)	4.500	01/30/15	386,384

				1,513,616

	Banking 23.9%
1,550	American Express Co.	8.125	05/20/19	1,880,505
485	American Express Credit Corp., Ser C	7.300	08/20/13	544,782
800	Bank of America Corp.	5.650	05/01/18	810,638
870	Bank of America Corp.	5.750	12/01/17	893,363
695	Bank of America Corp.	7.625	06/01/19	796,326
335	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	346,002
1,280	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	1,418,501
945	BB&T Corp.	6.850	04/30/19	1,076,219
1,030	Bear Stearns Co., Inc.	5.550	01/22/17	1,071,518
315	Bear Stearns Co., Inc.	6.400	10/02/17	348,508
680	Bear Stearns Co., Inc.	7.250	02/01/18	787,068
645	Capital One Bank USA NA	8.800	07/15/19	780,616
600	Capital One Capital VI	8.875	05/15/40	658,370
1,095	Citigroup, Inc.	5.875	05/29/37	989,519
1,450	Citigroup, Inc.	6.125	05/15/18	1,483,947
745	Citigroup, Inc.	8.125	07/15/39	862,656
3,370	Citigroup, Inc.	8.500	05/22/19	3,939,864

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$650	Credit Agricole SA (France) (a)(b)	8.375%	10/29/49	$706,875
475	Credit Suisse (Switzerland)	5.400	01/14/20	479,616
2,785	Credit Suisse New York (Switzerland)	5.300	08/13/19	2,861,114
230	Credit Suisse New York (Switzerland)	6.000	02/15/18	243,902
590	Discover Bank	8.700	11/18/19	647,280
4,000	Goldman Sachs Group, Inc.	6.150	04/01/18	4,239,008
1,320	Goldman Sachs Group, Inc.	6.750	10/01/37	1,322,445
1,080	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	993,807
420	JPMorgan Chase & Co.	6.300	04/23/19	464,302
2,165	JPMorgan Chase Capital XXVII	7.000	11/01/39	2,216,354
665	KeyCorp	6.500	05/14/13	710,659
690	Lloyds TSB Bank PLC (United Kingdom) (a)	5.800	01/13/20	674,461
1,095	Macquarie Group Ltd. (Australia) (a)	6.000	01/14/20	1,094,239
498	Macquarie Group Ltd. (Australia) (a)	7.625	08/13/19	556,816
2,695	Merrill Lynch & Co., Inc.	6.875	04/25/18	2,908,832
765	Merrill Lynch & Co., Inc.	7.750	05/14/38	850,556
2,165	Nationwide Building Society (United Kingdom) (a)	6.250	02/25/20	2,211,548
465	PNC Bank NA	6.000	12/07/17	493,972
485	PNC Funding Corp.	6.700	06/10/19	542,892
210	Rabobank Nederland NV (Netherlands) (a)(b)	11.000	06/30/19	271,033
665	Regions Financial Corp.	7.750	11/10/14	700,347
760	Royal Bank of Scotland Group PLC (United Kingdom)	6.400	10/21/19	761,152
1,160	Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	1,160,976

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$985	UBS AG Stamford Branch (Switzerland)	5.875%	12/20/17	$1,021,704
4,670	Wells Fargo & Co.	5.625	12/11/17	4,961,982
1,090	Westpac Banking Corp. (Australia)	4.200	02/27/15	1,123,255

				52,907,529

	Brokerage 0.4%
925	TD Ameritrade Holding Corp.	5.600	12/01/19	936,230

	Building Materials 0.7%
720	CRH America, Inc.	6.000	09/30/16	774,664
315	CRH America, Inc.	8.125	07/15/18	371,520
455	Holcim US Finance Sarl & Cie SCS (Luxembourg) (a)	6.000	12/30/19	473,386

				1,619,570

	Chemicals 1.4%
965	Agrium, Inc. (Canada)	6.750	01/15/19	1,070,796
205	LBI Escrow Corp. (a)	8.000	11/01/17	212,943
1,260	Mosaic Co. (a)	7.625	12/01/16	1,382,675
465	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	457,760

				3,124,174

	Consumer Products 0.4%
375	Fortune Brands, Inc.	6.375	06/15/14	410,773
365	Whirlpool Corp.	8.600	05/01/14	423,966

				834,739

	Diversified Manufacturing 1.3%
840	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	820,628
670	Fisher Scientific International, Inc.	6.125	07/01/15	696,012

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing (continued)
$1,330	General Electric Co.	5.250%	12/06/17	$1,397,169

				2,913,809

	Electric 5.9%
1,055	AES Corp.	8.000	06/01/20	1,056,319
650	CMS Energy Corp.	6.250	02/01/20	645,544
150	CMS Energy Corp.	6.300	02/01/12	157,342
480	Consumers Energy Co.	5.800	09/15/35	474,195
315	Dominion Resources, Inc., Ser B	7.000	06/15/38	360,285
525	DTE Energy Co.	7.625	05/15/14	597,798
650	Entergy Gulf States Louisiana LLC	5.590	10/01/24	665,272
2,160	Exelon Generation Co. LLC	6.250	10/01/39	2,191,573
815	FirstEnergy Solutions Corp.	6.050	08/15/21	817,715
785	FirstEnergy Solutions Corp.	6.800	08/15/39	771,016
255	Indianapolis Power & Light Co. (a)	6.300	07/01/13	281,134
615	NiSource Finance Corp.	6.125	03/01/22	643,010
635	NiSource Finance Corp.	6.800	01/15/19	691,471
240	NRG Energy, Inc.	8.500	06/15/19	244,200
350	Ohio Power Co.	5.375	10/01/21	358,042
1,230	PPL Energy Supply LLC	6.500	05/01/18	1,312,694
340	Progress Energy, Inc.	7.050	03/15/19	384,302
410	Southwestern Public Service Co., Ser G	8.750	12/01/18	511,707
595	Virginia Electric & Power Co.	8.875	11/15/38	829,391

				12,993,010

	Entertainment 0.9%
675	Time Warner, Inc.	6.500	11/15/36	695,624
410	Time Warner, Inc.	7.700	05/01/32	474,553
675	Viacom, Inc.	6.875	04/30/36	717,854

				1,888,031

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Environmental & Facilities Services 0.7%
$545	Republic Services, Inc. (a)	5.500%	09/15/19	$559,184
915	Waste Management, Inc.	6.125	11/30/39	911,172

				1,470,356

	Food/Beverage 2.9%
435	Anheuser-Busch InBev Worldwide, Inc. (a)	5.375	11/15/14	471,634
345	Anheuser-Busch InBev Worldwide, Inc. (a)	6.875	11/15/19	396,840
120	Anheuser-Busch InBev Worldwide, Inc. (a)	8.200	01/15/39	155,252
495	Bacardi Ltd. (Bermuda) (a)	8.200	04/01/19	594,293
480	Bunge Ltd. Finance Corp.	8.500	06/15/19	558,924
730	ConAgra Foods, Inc.	7.000	10/01/28	798,382
575	ConAgra Foods, Inc.	8.250	09/15/30	707,051
135	Constellation Brands, Inc.	7.250	09/01/16	139,387

1,325	Kraft Foods, Inc.	5.375	02/10/20	1,349,230
255	Kraft Foods, Inc.	6.875	02/01/38	276,758
850	Kraft Foods, Inc.	6.875	01/26/39	923,467

				6,371,218

	Health Care 1.7%
1,400	Boston Scientific Corp.	6.000	01/15/20	1,324,957
240	HCA, Inc. (a)	8.500	04/15/19	259,350
610	Life Technologies Corp.	6.000	03/01/20	625,725
1,000	Novant Health, Inc.	5.850	11/01/19	1,020,878
200	Quest Diagnostics, Inc.	4.750	01/30/20	196,039
300	Tenet Healthcare Corp.	7.375	02/01/13	304,500

				3,731,449

	Health Insurance 0.7%
1,238	UnitedHealth Group, Inc.	6.000	02/15/18	1,323,888

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Insurance (continued)
$200	WellPoint, Inc.	7.000%	02/15/19	$227,179

				1,551,067

	Home Construction 0.5%
1,055	Toll Brothers Finance Corp.	6.750	11/01/19	1,067,856

	Independent Energy 1.8%
700	Anadarko Petroleum Corp.	8.700	03/15/19	867,437
945	EnCana Corp. (Canada)	6.500	02/01/38	1,009,509
265	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	264,682
290	Newfield Exploration Co.	7.125	05/15/18	295,800
145	Pioneer Natural Resources Co.	6.650	03/15/17	145,693
320	Plains Exploration & Production Co.	7.625	06/01/18	324,800
1,005	Questar Market Resources, Inc.	6.800	04/01/18	1,101,755

				4,009,676

	Integrated Energy 1.3%
515	Chesapeake Energy Corp.	7.625	07/15/13	539,462
625	Hess Corp.	6.000	01/15/40	619,311
800	Nexen, Inc. (Canada)	7.500	07/30/39	915,468
660	Petro-Canada (Canada)	6.800	05/15/38	708,458

				2,782,699

	Life Insurance 4.5%
650	Aegon NV (Netherlands)	4.625	12/01/15	656,566
540	Aflac, Inc.	8.500	05/15/19	651,260
615	Lincoln National Corp.	8.750	07/01/19	753,251
75	MetLife, Inc.	5.700	06/15/35	72,171
50	MetLife, Inc.	6.817	08/15/18	55,554
530	MetLife, Inc.	7.717	02/15/19	619,883
785	MetLife, Inc.	10.750	08/01/39	1,014,395
1,150	Pacific LifeCorp (a)	6.000	02/10/20	1,124,540
830	Principal Financial Group, Inc.	8.875	05/15/19	998,332

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (continued)
$775	Protective Life Corp.	7.375%	10/15/19	$824,629
820	Prudential Financial, Inc.	4.750	09/17/15	845,008
390	Prudential Financial, Inc.	6.625	12/01/37	410,418
645	Prudential Financial, Inc.	7.375	06/15/19	740,943
625	Reinsurance Group of America, Inc.	6.450	11/15/19	654,254
555	Xlliac Global Funding (a)	4.800	08/10/10	560,581

				9,981,785

	Media-Cable 3.3%
210	Comcast Corp.	5.150	03/01/20	212,296
1,545	Comcast Corp.	5.700	05/15/18	1,640,813
580	Comcast Corp.	6.450	03/15/37	592,551
500	Comcast Corp.	6.500	01/15/15	563,409
445	COX Communications, Inc. (a)	8.375	03/01/39	558,299
250	CSC Holdings, Inc.	7.625	07/15/18	262,500
570	DirecTV Holdings LLC (a)	5.875	10/01/19	594,270
565	DirecTV Holdings LLC	7.625	05/15/16	633,582
905	Time Warner Cable, Inc.	6.750	07/01/18	1,012,833
310	Time Warner Cable, Inc.	6.750	06/15/39	326,255
295	Time Warner Cable, Inc.	8.250	04/01/19	357,565
455	Time Warner Cable, Inc.	8.750	02/14/19	565,194

				7,319,567

	Media-Noncable 1.9%
875	CBS Corp.	8.875	05/15/19	1,058,726
210	Grupo Televisa SA (Mexico)	6.000	05/15/18	218,066
325	News America, Inc.	6.400	12/15/35	332,928
600	News America, Inc.	6.650	11/15/37	633,066
295	News America, Inc.	7.850	03/01/39	351,209
405	Omnicom Group, Inc.	6.250	07/15/19	439,508

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Noncable (continued)
$1,080	WPP Finance (United Kingdom)	8.000%	09/15/14	$1,242,084

				4,275,587

	Metals 3.8%
335	Alcoa, Inc.	5.870	02/23/22	308,446
540	Alcoa, Inc.	6.750	07/15/18	560,523
505	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/19	644,261
1,720	ArcelorMittal (Luxembourg)	9.850	06/01/19	2,189,620
395	Cliffs Natural Resources, Inc.	5.900	03/15/20	405,290
320	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	356,477
720	Newmont Mining Corp.	6.250	10/01/39	722,396
1,145	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	1,471,945
385	Teck Resources Ltd. (Canada)	10.250	05/15/16	460,075
545	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	565,513
490	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	508,155
270	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	281,110

				8,473,811

	Noncaptive-Consumer Finance 1.6%
1,100	American General Finance Corp.	4.625	09/01/10	1,098,449
710	Ameriprise Financial, Inc.	7.300	06/28/19	824,057
855	HSBC Finance Corp.	5.500	01/19/16	899,250
770	SLM Corp. (c)	0.409	07/26/10	759,631

				3,581,387

	Noncaptive-Diversified Finance 3.7%
705	Blackstone Holdings Finance Co. LLC (a)	6.625	08/15/19	710,785

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Diversified Finance (continued)
$320	General Electric Capital Corp.	5.500%	01/08/20	$327,098
4,710	General Electric Capital Corp.	5.625	05/01/18	4,929,981
320	General Electric Capital Corp.	5.875	01/14/38	305,251
1,810	General Electric Capital Corp.	6.000	08/07/19	1,915,999

				8,189,114

	Oil Field Services 1.4%
335	Petrobras International Finance Co. (Cayman Islands)	5.750	01/20/20	344,879
785	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	855,872
650	Weatherford International, Inc.	6.350	06/15/17	699,095
925	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	1,172,318

				3,072,164

	Other 0.3%
730	NASDAQ OMX Group, Inc.	5.550	01/15/20	727,320

	Packaging 0.2%
390	Sealed Air Corp. (a)	7.875	06/15/17	424,058

	Paper 1.2%
105	Georgia-Pacific LLC (a)	8.250	05/01/16	114,975
715	International Paper Co.	7.500	08/15/21	814,062
375	International Paper Co.	9.375	05/15/19	469,544
1,075	MeadWestvaco Corp.	7.375	09/01/19	1,179,683

				2,578,264

	Pharmaceuticals 0.4%
690	Biogen Idec, Inc.	6.875	03/01/18	757,368
120	Wyeth	6.450	02/01/24	137,138

				894,506

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines 5.0%
$375	CenterPoint Energy Resources Corp.	6.250%	02/01/37	$365,821
225	CenterPoint Energy Resources Corp.	7.875	04/01/13	257,812
276	Colorado Interstate Gas Co.	6.800	11/15/15	309,533
1,475	Energy Transfer Partners LP	9.000	04/15/19	1,814,102
250	Enterprise Products Operating LLC	5.250	01/31/20	252,753
295	Enterprise Products Operating LLC	6.500	01/31/19	326,546
720	Enterprise Products Operating LP, Ser B	5.600	10/15/14	780,097
560	Kinder Morgan Energy Partners LP	5.850	09/15/12	608,759
170	Kinder Morgan Energy Partners LP	5.950	02/15/18	182,620
585	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	576,225
559	Kinder Morgan, Inc.	6.500	09/01/12	591,143
650	Midcontinent Express Pipeline LLC (a)	6.700	09/15/19	685,999
885	Plains All American Pipeline LP	6.700	05/15/36	912,115
600	Plains All American Pipeline LP	8.750	05/01/19	733,178
225	Spectra Energy Capital LLC	8.000	10/01/19	265,682
755	Texas Eastern Transmission LP	7.000	07/15/32	847,517
130	Transcontinental Gas Pipe Line Corp.	6.050	06/15/18	141,734
1,250	Williams Partners LP	7.250	02/01/17	1,428,935

				11,080,571

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance 2.8%
$795	AIG SunAmerica Global Financing VI (a)	6.300%	05/10/11	$818,980
690	Allstate Corp.	7.450	05/16/19	811,069
1,055	American Financial Group, Inc.	9.875	06/15/19	1,245,803
1,100	CNA Financial Corp.	7.350	11/15/19	1,151,624
370	Farmers Exchange Capital (a)	7.050	07/15/28	341,579
980	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,056,089
710	XL Capital Ltd. (Cayman Islands)	5.250	09/15/14	734,679

				6,159,823

	Railroads 0.3%
770	CSX Corp.	6.150	05/01/37	778,608

	Refining 0.3%
575	Valero Energy Corp.	6.125	02/01/20	576,197

	REITS 3.1%
655	AvalonBay Communities, Inc.	6.100	03/15/20	697,542
800	Boston Properties LP	5.875	10/15/19	831,996
660	Duke Realty LP	6.750	03/15/20	672,956
375	Federal Realty Investment Trust	5.900	04/01/20	376,484
775	Health Care REIT, Inc.	6.125	04/15/20	778,851
525	Mack-Cali Realty Corp.	7.750	08/15/19	579,907
475	Simon Property Group LP	5.650	02/01/20	464,291
585	Simon Property Group LP	6.750	05/15/14	640,605
670	Vornado Realty LP	4.250	04/01/15	665,658
1,050	WEA Finance LLC (a)	6.750	09/02/19	1,122,401

				6,830,691

	Restaurants 0.4%
780	Yum! Brands, Inc.	6.875	11/15/37	849,661

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retailers 1.9%
$1,308	CVS Pass-Through Trust	6.036%	12/10/28	$1,297,668
203	CVS Pass-Through Trust (a)	8.353	07/10/31	236,089
800	Home Depot, Inc.	5.875	12/16/36	778,910
755	JC Penney Corp., Inc.	6.375	10/15/36	706,869
140	Kohl’s Corp.	6.875	12/15/37	156,530
570	QVC, Inc. (a)	7.125	04/15/17	576,412
400	Wal-Mart Stores, Inc.	5.250	09/01/35	383,475

				4,135,953

	Sovereigns 0.7%
480	Export-Import Bank of Korea (Republic of Korea (South Korea))	4.125	09/09/15	482,073
1,135	Korea Development Bank (Republic of Korea (South Korea))	4.375	08/10/15	1,153,334

				1,635,407

	Supermarkets 0.3%
574	Delhaize America, Inc.	9.000	04/15/31	732,134

	Technology 1.6%
560	Agilent Technologies, Inc.	5.500	09/14/15	601,005
75	CA, Inc.	5.375	12/01/19	75,951
515	Cisco Systems, Inc.	5.900	02/15/39	524,677
465	Corning, Inc.	6.625	05/15/19	516,658
190	Corning, Inc.	7.250	08/15/36	204,188
715	KLA Instruments Corp.	6.900	05/01/18	776,822
215	Xerox Corp.	5.625	12/15/19	221,407
660	Xerox Corp.	6.350	05/15/18	716,101

				3,636,809

	Tobacco 1.5%
260	Altria Group, Inc.	9.250	08/06/19	316,451

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tobacco (continued)
$340	Altria Group, Inc.	9.700%	11/10/18	$418,713
410	Altria Group, Inc.	10.200	02/06/39	551,245
350	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	453,968
680	Lorillard Tobacco Co.	8.125	06/23/19	750,388
595	Philip Morris International, Inc.	5.650	05/16/18	641,668
115	Philip Morris International, Inc.	6.375	05/16/38	125,547

				3,257,980

	Wireless 0.6%
275	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500	01/15/13	280,500
250	SBA Telecommunications, Inc. (a)	8.250	08/15/19	267,500
670	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	717,975

				1,265,975

	Wireline 6.5%
2,510	AT&T Corp.	8.000	11/15/31	3,060,142
155	AT&T, Inc.	6.550	02/15/39	163,484
295	CenturyTel, Inc.	6.150	09/15/19	292,740
590	Citizens Communications Co.	7.125	03/15/19	563,450
150	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	161,015
225	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	252,501
440	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	565,013
650	GTE Corp.	6.940	04/15/28	684,207
205	New Communications Holdings, Inc. (a)	8.500	04/15/20	207,563
605	Qwest Corp.	6.500	06/01/17	632,981

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$210	Qwest Corp.	6.875%	09/15/33	$203,700
385	Sable International Finance Ltd. (Cayman Islands) (a)	7.750	02/15/17	402,325
1,030	SBC Communications, Inc.	6.150	09/15/34	1,020,697
1,850	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	2,003,898
90	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	97,330
1,670	Telefonica Europe BV (Netherlands)	8.250	09/15/30	2,054,190
200	Verizon Communications, Inc.	6.400	02/15/38	208,192
1,360	Verizon Communications, Inc.	8.950	03/01/39	1,850,024

				14,423,452

	Total Corporate Bonds 92.8%			205,309,291

	United States Treasury Obligations 3.7%
6,973	United States Treasury Bonds	6.000	02/15/26	8,225,964

	Collateralized Mortgage Obligations 0.8%
400	Banc of America Commercial Mortgage, Inc. (b)	5.744	02/10/51	388,922
700	Bear Stearns Commercial Mortgage Securities (b)	5.471	01/12/45	714,230
760	LB-UBS Commercial Mortgage Trust	5.372	09/15/39	774,317

	Total Collateralized Mortgage Obligations 0.8%			1,877,469

	Asset Backed Securities 0.2%
419	America West Airlines, Inc.	7.100	04/02/21	368,776

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 0.1%
	California 0.1%
$245	California St Taxable Var Purp 3	5.950%	04/01/16	$255,175

	Total Long-Term Investments 97.6% (Cost $202,088,824)			216,036,675

	Short-Term Investments 2.0%
	Repurchase Agreements 0.9%
	Banc of America Securities ($319,894 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $319,894)			319,894
	JPMorgan Chase & Co. ($1,533,039 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,533,039)			1,533,039
	State Street Bank & Trust Co. ($67 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $67)			67

	Total Repurchase Agreements 0.9%			1,853,000

	United States Government Agency Obligations 1.1%
	United States Treasury Bill ($2,470,000 par, yielding 0.142%, 05/06/10 maturity) (d)			2,469,663

	Total Short-Term Investments 2.0% (Cost $4,322,663)			4,322,663

	Total Investments 99.6% (Cost $206,411,487)			220,359,338

	Other Assets in Excess of Liabilities 0.4%			917,333

	Net Assets 100.0%			$221,276,671

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Variable Rate Coupon

(c)	Floating Rate Coupon

(d)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
Futures contracts outstanding as of March 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 2-Year Futures, June 2010 (Current Notional Value of $216,953 per contract)	19	$(7,149)
U.S. Treasury Notes 5-Year Futures, June 2010 (Current Notional Value of $114,844 per contract)	462	(342,353)

Total Long Contracts:	481	(349,502)

Short Contracts:
U.S. Treasury Bond 30-Year Futures, June 2010 (Current Notional Value of $116,125 per contract)	77	20,689
U.S. Treasury Notes 10-Year Futures, June 2010 (Current Notional Value of $116,250 per contract)	237	70,068

Total Short Contracts:	314	90,757

Total Futures Contracts	795	$(258,745)

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
Swap Contracts outstanding as of March 31, 2010:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$855	$0	$(24,160)	BBB
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	1,065	0	(54,963)	BBB
Barclays Bank PLC	Whirlpool Corporation	Buy	1.000	06/20/14	365	19,681	168	BBB
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	370	0	16,414	BB

Total Credit Default Swaps						$19,681	$(62,541)

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	**	11/15/21	$2,667	$(216,168)

						(216,168)

Bank of America N.A.	USD-LIBOR BBA	Receive	2.625	03/11/15	23,260	45,373
Barclays Bank PLC	USD-LIBOR BBA	Receive	**	11/15/19	2,446	(254,682)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	2.898	01/11/15	12,150	(215,842)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/20	2,915	(319,087)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	05/15/21	2,156	(235,482)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	**	11/15/21	2,225	(197,075)

						(1,176,795)

Total Interest Rate Swaps						$(1,392,963)

Total Swap Contracts						$(1,455,504)

*	Credit Rating as issued by Standard & Poor’s.

**	Zero coupon swap. The Fund and/or couterparty will make a net payment on the expiration date.
Security Valuation Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default and interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued
market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Corporate Bonds
Banking	$—	$52,907,529	$—	$52,907,529
Wireline	—	14,423,452	—	14,423,452
Electric	—	12,993,010	—	12,993,010
Pipelines	—	11,080,571	—	11,080,571
Life Insurance	—	9,981,785	—	9,981,785
Metals	—	8,473,811	—	8,473,811
Noncaptive-Diversified Finance	—	8,189,114	—	8,189,114
Media-Cable	—	7,319,567	—	7,319,567
REITS	—	6,830,691	—	6,830,691
Food/Beverage	—	6,371,218	—	6,371,218
Property & Casualty Insurance	—	6,159,823	—	6,159,823
Media-Noncable	—	4,275,587	—	4,275,587
Retailers	—	4,135,953	—	4,135,953
Independent Energy	—	4,009,676	—	4,009,676
Health Care	—	3,731,449	—	3,731,449
Technology	—	3,636,809	—	3,636,809
Noncaptive-Consumer Finance	—	3,581,387	—	3,581,387
Tobacco	—	3,257,980	—	3,257,980
Chemicals	—	3,124,174	—	3,124,174
Oil Field Services	—	3,072,164	—	3,072,164
Diversified Manufacturing	—	2,913,809	—	2,913,809
Integrated Energy	—	2,782,699	—	2,782,699
Paper	—	2,578,264	—	2,578,264
Entertainment	—	1,888,031	—	1,888,031
Sovereigns	—	1,635,407	—	1,635,407
Building Materials	—	1,619,570	—	1,619,570
Health Insurance	—	1,551,067	—	1,551,067
Automotive	—	1,513,616	—	1,513,616
Environmental & Facilities Services	—	1,470,356	—	1,470,356
Wireless	—	1,265,975	—	1,265,975
Home Construction	—	1,067,856	—	1,067,856
Brokerage	—	936,230	—	936,230
Pharmaceuticals	—	894,506	—	894,506
Restaurants	—	849,661	—	849,661
Consumer Products	—	834,739	—	834,739
Railroads	—	778,608	—	778,608
Supermarkets	—	732,134	—	732,134
Other	—	727,320	—	727,320

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Corporate Bonds (continued)
Aerospace & Defense	$—	$713,438	$—	$713,438
Refining	—	576,197	—	576,197
Packaging	—	424,058	—	424,058
United States Treasury Obligations	—	8,225,964	—	8,225,964
Collateralized Mortgage Obligations	—	1,877,469	—	1,877,469
Asset Backed Securities	—	368,776	—	368,776
Municipal Bonds	—	255,175	—	255,175
Short-Term Investments	—	4,322,663	—	4,322,663
Futures	90,757	—	—	90,757
Interest Rate Swap	—	45,373	—	45,373
Credit Default Swaps	—	16,582	—	16,582

Total Investments in an Asset Position	90,757	220,421,293	—	220,512,050

Investments in a Liability Position:
Futures	(349,502)	—	—	(349,502)
Interest Rate Swaps	—	(1,438,336)	—	(1,438,336)
Credit Default Swaps	—	(79,123)	—	(79,123)

Total Investments in a Liability Position	$(349,502)	$(1,517,459)	$—	$(1,866,961)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Bond Fund

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer

Date: May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer

Date: May 17, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer

Date: May 17, 2010